Derivatives - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 21 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets.
Deferred gain recognized directly to equity	€ 75	€ 12
Description of periods when cash flows affect profit or loss	The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 39 years.
VFA Products [member]
Disclosure of derivative financial instruments [Line Items]
Effect on adjustment to contractual service margin of choice not to adjust contractual service margin for some changes in fulfilment cash flows for contracts with direct participation features	€ 1,481	€ 3,341
Interest rate movements [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 20 years.
Currency swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 33 years.